FAIR VALUE MEASUREMENTS AND DERIVATIVE INSTRUMENTS (Schedule of Reconciliation of Changes in Fair Value of Assets and Liabilities) (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Fair Value Measurementsand Derivative Instruments Disclosure [Abstract]
Beginning balance	$ (9)	$ (2)	$ (2)	$ 0
Realized/Unrealized Gains/(Losses) Recorded to:
Net Regulatory Assets/Liabilities - Derivative Instruments	(2)	(1)	(8)	(2)
Settlements	(1)	1	1	0
Ending balance	(12)	(2)	(9)	(2)
Gains Losses Attributable To Change In Unrealized Gains Or Losses Relating To Assets Liabilities Still Held At End Of Period	$ (3)	$ 0	$ (8)	$ (1)